GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
The carrying amount of goodwill for our reportable segments has been retrospectively adjusted to conform to the 2015 segment change discussed in Note 2. Changes in the carrying amount of goodwill for our reportable segments for the years ended December 31, 2014 and 2013 were as follows:

	Retail	Group	Healthcare Services	Other Businesses	Total
	(in millions)
Balance at December 31, 2012	$993	$385	$2,262	$—	$3,640
Acquisitions	76	—	40	—	116
Dispositions	—	—	(17)	—	(17)
Subsequent payments/adjustments	—	—	(6)	—	(6)
Balance at December 31, 2013	1,069	385	2,279	—	3,733
Acquisitions	—	—	19	—	19
Dispositions	—	—	(40)	—	(40)
Subsequent payments/adjustments	—	—	(1)	—	(1)
Balance at December 31, 2014	$1,069	$385	$2,257	$—	$3,711

The following table presents details of our other intangible assets included in other long-term assets in the accompanying consolidated balance sheets at December 31, 2014 and 2013:

	Weighted Average Life	2014			2013
		Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
		(in millions)
Other intangible assets:
Customer contracts/relationships	9.8 years	$764	$368	$396	$792	$310	$482
Trade names and technology	13.2 years	198	66	132	200	40	160
Provider contracts	15.0 years	51	21	30	51	23	28
Noncompetes and other	6.5 years	51	37	14	52	29	23
Total other intangible assets	10.5 years	$1,064	$492	$572	$1,095	$402	$693

Amortization expense for other intangible assets was approximately $121 million in 2014, $117 million in 2013, and $75 million in 2012. The following table presents our estimate of amortization expense for each of the five next succeeding fiscal years:

(in millions)
For the years ending December 31,:
2015	$101
2016	94
2017	85
2018	78
2019	66